Lease Liabilities - Summary of Lease Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Interest Rate On Lease Liabilities	3.00%
Current portion of lease liabilities	$ 249	$ 214
Lease liabilities - non-current	1,140	1,073
Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Lease liabilities - non-current	$ 891	859
Short-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Borrowings, interest rate	2.70%
Current portion of lease liabilities	$ 249	$ 214